12. Stockholders' Equity (Deficiency) (Details 1) (USD $)	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Number of Options Granted		658,914
Number of Options Exercised
Number of Options Forfeited		(92,500)
Number of Options Expired
Number of Options Outstanding, Ending		7,344,381
Number of Options Exercisable		2,056,998
Weighted Average Exercise Price Issued		$ 0.35
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited		$ 0.35
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending		$ 0.35
Weighted Average Exercise Price Exercisable		$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding		4 years 4 months 24 days
Weighted Average Remaining Contractual Life (in years) Exercisable		4 years 4 months 24 days
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable
Warrant [Member]
Number of Options Outstanding, Beginning	7,256,522
Number of Options Granted	1,115,026	1,833,770
Number of Options Exercised
Number of Options Forfeited	(40,000)
Number of Options Expired
Number of Options Outstanding, Ending	10,165,318	7,256,522
Number of Options Exercisable		9,090,292
Weighted Average Exercise Price Outstanding, Beginning	$ 0.45
Weighted Average Exercise Price Issued		$ 0.50
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited	$ 0.50
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.45	$ 0.45
Weighted Average Exercise Price Exercisable		$ 0.46
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 1 month 6 days	4 years 4 months 24 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 1 month 6 days	4 years 4 months 24 days
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending	51,862
Aggregate Intrinsic Value Exercisable	$ 51,862	$ 32,349